Cover	Mar. 27, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	811-23384
Entity Registrant Name	Eagle Point Income Co Inc.
Entity Central Index Key	0001754836
Entity Tax Identification Number	83-2197405
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	600 Steamboat Road
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	203
Local Phone Number	340-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	EIC
Security Exchange Name	NYSE
Five Percentage Series A Term Preferred Stockdue 2026 [Member]
Title of 12(b) Security	5.00% Series A Term Preferred Stock due 2026
Trading Symbol	EICA
Security Exchange Name	NYSE
Seven Point Seventy Five Percentage Series B Term Preferred Stockdue 2028 [Member]
Title of 12(b) Security	7.75% Series B Term Preferred Stock due 2028
Trading Symbol	EICB
Security Exchange Name	NYSE